Right-of-Use Assets and Operating Lease Liabilities - Schedule of Operating Leases (Details) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Amortization of right-of-use assets	$ 135,000		$ 349,000